Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended	132 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
C000016527_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	33.89%
C000016527_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.77%
C000016527_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.35%
C000016527_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Nasdaq Composite Index® ETF
C000016527_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														$ 10,000
C000016527_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													$ 10,779
C000016527_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												$ 11,378
C000016527_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											$ 14,815
C000016527_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										$ 15,914
C000016527_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									$ 19,070
C000016527_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								$ 27,054
C000016527_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							$ 34,691
C000016527_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						$ 26,053
C000016527_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					$ 32,724
C000016527_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 44,482	$ 44,482	$ 44,482	$ 44,482
C000016527_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Nasdaq Composite Index®
C000016527_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000016527_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,786
C000016527_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,382
C000016527_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											14,860
C000016527_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										16,012
C000016527_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									19,136
C000016527_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								27,185
C000016527_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							34,852
C000016527_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						25,934
C000016527_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					32,451
C000016527_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	44,150	44,150	44,150	$ 44,150
C000016527_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000016527_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														$ 10,000
C000016527_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													$ 10,275
C000016527_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												$ 11,103
C000016527_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											$ 13,642
C000016527_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										$ 14,498
C000016527_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									$ 16,834
C000016527_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								$ 19,773
C000016527_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							$ 25,294
C000016527_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						$ 22,964
C000016527_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					$ 26,142
C000016527_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 35,002	$ 35,002	$ 35,002	$ 35,002
C000016527_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	35.93%
C000016527_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		18.46%
C000016527_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			16.10%
C000016527_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	36.05%
C000016527_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		18.20%
C000016527_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			16.01%